Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Share Based Payments Award Stock Options Valuation Assumptions	Assumptions:
2024
Dividend yield	0.00%
Risk-free interest rate	0.19-4.05%
Expected volatility	100.2 – 122.8%
Expected life (in years)	5

Schedule of Stock Option Activity

Option activity for the six months ended August 31, 2024 and the year ended February 29, 2024 was as follows:

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Yrs.)	Aggregate Intrinsic Value ($)

Options outstanding at February 28, 2023	-	-	-	-
Options assumed pursuant to reverse acquisition	86,642	61.43	2.68	-
Exercised	-	-	-	-
Forfeited or cancelled	(1,342)	120.87	-	-
Options outstanding at February 29, 2024	85,300	60.50	2.52	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	(6,423)	87.06	-	-
Options outstanding August 31, 2024	78,877	58.19	2.03	-
Options expected to vest in the future as of August 31, 2024	1,432	32.25	3.10	-
Options exercisable at August 31, 2024	77,445	58.67	2.01	-
Options vested, exercisable, and options expected to vest at August 31, 2024	78,877	58.19	2.03	-

Option activity for the year ended February 29, 2024 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)
Options outstanding at February 28, 2023	-	-	-
Options assumed pursuant to reverse acquisition	86,642	61.43	2.68	-
Exercised	-	-	-	-
Forfeited or cancelled	(1,342)	120.87	-	-
Options outstanding at February 29, 2024	85,300	60.50	2.52	-
Options expected to vest in the future as of February 29, 2024	3,451	33.25	3.54	-
Options exercisable at February 29, 2024	81,849	61.64	2.48	-
Options vested, exercisable, and options expected to vest at February 29, 2024	85,300	60.50	2.52	-

Schedule of Warranty Activity

Warrant activity for the six months ended August 31, 2024 and the year ended February 29, 2024 was as follows:

	Warrants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Yrs.)
Warrants outstanding at February 28, 2023	-	-	-
Warrants assumed pursuant to reverse acquisition	217,593	21.01	1.86
Granted	268,572	3.02	2.17
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Warrants outstanding at February 29, 2024	486,165	9.94	1.96
Granted	-	-	-
Exercised	-	-	-
Forfeited or cancelled	(2,102)	322.00	-
Warrants outstanding at August 31, 2024	484,063	8.58	1.46

Warrant activity for the year ended February 29, 2024 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining
		Price	Contractual
	Warrants	($)	Life (Yrs.)
Warrants outstanding at February 28, 2023	-	-	-
Warrants assumed pursuant to reverse acquisition	217,593	21.01	1.86
Granted	268,572	3.02	2.17
Exercised	-	-	-
Forfeited or cancelled	-	-	-
Warrants outstanding at February 29, 2024	486,165	9.94	1.96

Schedule of Stock Appreciation Rights Activity

SARs activity for the six months ended August 31, 2024 and the year ended February 29, 2024 was as follows:

	SARs	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (Yrs.)	Aggregate Intrinsic Value ($)

SARs outstanding at February 28, 2023	-	-	-	-
SARs assumed pursuant to reverse acquisition	40,390	44.77	2.99	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
SARs outstanding at February 29, 2024	40,390	44.77	2.99	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or cancelled	(167)	37.40	-	-
SARs outstanding August 31, 2024	40,223	44.80	2.49	-
SARs expected to vest in the future as of August 31, 2024	5,645	29.37	2.84	-
SARs exercisable at August 31, 2024	34,578	47.31	2.43	-
SARs vested, exercisable, and SARs expected to vest at August 31, 2024	40,223	44.80	2.49	-

Stock Appreciation Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Share Based Payments Award Stock Options Valuation Assumptions

The fair value of outstanding SAR awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the twelve months ended February 29, 2024:

Assumptions:

2024
Dividend yield	0.00%
Risk-free interest rate	0.22-2.79%
Expected volatility	108.7-122.8.0%
Expected life (in years)	5

Schedule of Stock Option Activity

SARs activity for the year ended February 29, 2024 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	SARs	($)	Life (Yrs.)	Value ($)
SARs outstanding at February 28, 2023	-	-	-	-
SARs assumed pursuant to reverse acquisition	40,390	44.77	2.99	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
SARs outstanding February 29, 2024	40,390	44.77	2.99	-
SARs expected to vest in the future as of February 29, 2024	6,886	35.25	3.23	-
SARs exercisable at February 29, 2024	33,504	46.72	2.93	-
SARs vested, exercisable, and options expected to vest at February 29, 2024	40,390	44.77	2.99	-